Quarterly Holdings Report

for

Fidelity® International High Dividend ETF

January 31, 2020

IHD-QTLY-0320

1.9885308.102

Common Stocks – 99.3%
	Shares	Value
AUSTRALIA – 8.0%
AGL Energy Ltd.	78,212	$ 1,044,485
Alumina Ltd.	44,016	64,232
Coca-Cola Amatil Ltd.	21,835	175,104
National Australia Bank Ltd.	38,840	672,347
Sonic Healthcare Ltd.	7,941	168,348
Wesfarmers Ltd.	35,087	1,061,858
Westpac Banking Corp.	40,228	676,447
TOTAL AUSTRALIA		3,862,821
BELGIUM – 0.3%
Anheuser-Busch InBev S.A.	2,140	162,386
TOTAL BELGIUM		162,386
BERMUDA – 0.4%
Jardine Matheson Holdings Ltd.	3,392	189,647
TOTAL BERMUDA		189,647
CANADA – 9.9%
CI Financial Corp.	38,545	675,426
Enbridge, Inc.	26,335	1,070,792
Great-West Lifeco, Inc.	24,572	636,674
Inter Pipeline Ltd.	46,562	775,799
Nutrien Ltd.	1,215	51,863
Power Financial Corp.	25,564	663,536
SNC-Lavalin Group, Inc.	9,739	224,010
The Bank of Nova Scotia	12,810	699,642
TOTAL CANADA		4,797,742
DENMARK – 2.9%
Danske Bank A/S	29,371	492,139
Pandora A/S	17,784	922,206
TOTAL DENMARK		1,414,345
FINLAND – 1.5%
Nordea Bank Abp	1,242	9,814
Orion Oyj Class B	1,684	79,692
Sampo Oyj Class A	12,515	567,266
UPM-Kymmene Oyj	1,760	55,689
TOTAL FINLAND		712,461
FRANCE – 8.1%
BNP Paribas S.A.	14,612	778,590
Bouygues S.A.	7,459	295,573
Cie de Saint-Gobain	8,214	311,872
Cie Generale des Etablissements Michelin SCA	7,106	827,495
Sanofi	1,944	187,463
TOTAL S.A.	16,983	831,471
Valeo S.A.	23,494	701,428
TOTAL FRANCE		3,933,892

	Shares	Value
GERMANY – 2.8%
BASF SE	998	$ 67,594
Bayer AG	1,785	144,614
Covestro AG (a)	872	36,895
Daimler AG	15,894	736,906
Deutsche Post AG	10,212	357,606
TOTAL GERMANY		1,343,615
HONG KONG – 0.7%
The Bank of East Asia Ltd.	164,801	357,331
TOTAL HONG KONG		357,331
ITALY – 3.0%
Atlantia SpA	10,880	267,513
Eni SpA	37,133	521,286
Intesa Sanpaolo SpA	269,431	670,983
TOTAL ITALY		1,459,782
JAPAN – 23.3%
Daiwa Securities Group, Inc.	101,600	524,245
ITOCHU Corp.	15,181	359,788
Japan Tobacco, Inc.	7,600	162,444
JFE Holdings, Inc.	5,000	60,680
JXTG Holdings, Inc.	133,600	578,023
Lawson, Inc.	2,600	152,130
Marubeni Corp.	32,600	239,246
Mitsubishi Corp.	10,700	278,770
Mitsui & Co. Ltd.	17,100	309,396
Nippon Telegraph & Telephone Corp.	44,800	1,152,094
Nissan Motor Co. Ltd.	89,900	497,393
NTT DOCOMO, Inc.	40,400	1,158,440
ORIX Corp.	36,100	619,019
Sekisui House Ltd.	49,000	1,067,685
Subaru Corp.	31,900	812,551
Sumitomo Corp.	17,100	258,500
Sumitomo Mitsui Financial Group, Inc.	17,404	623,849
Takeda Pharmaceutical Co. Ltd.	5,430	211,828
The Kansai Electric Power Co., Inc.	71,500	810,318
Toyota Motor Corp.	19,967	1,410,064
TOTAL JAPAN		11,286,463
JERSEY – 2.3%
Glencore PLC (b)	11,749	34,520
WPP PLC	85,716	1,069,626
TOTAL JERSEY		1,104,146
NETHERLANDS – 3.0%
ABN AMRO Bank N.V. (a)	21,637	377,225
ING Groep N.V.	54,708	596,121
Randstad N.V.	5,157	297,178

Common Stocks – continued
	Shares	Value
NETHERLANDS – continued
Unilever N.V.	3,376	$ 197,317
TOTAL NETHERLANDS		1,467,841
NORWAY – 2.1%
Mowi ASA	3,916	93,749
Telenor ASA	51,522	935,165
TOTAL NORWAY		1,028,914
PORTUGAL – 0.2%
Jeronimo Martins SGPS S.A.	5,639	97,217
TOTAL PORTUGAL		97,217
SINGAPORE – 3.3%
DBS Group Holdings Ltd.	36,000	669,295
Singapore Telecommunications Ltd.	383,500	927,415
TOTAL SINGAPORE		1,596,710
SPAIN – 2.6%
Banco Santander S.A.	157,556	621,017
International Consolidated Airlines Group S.A.	26,752	201,076
Repsol S.A.	32,246	445,778
TOTAL SPAIN		1,267,871
SWEDEN – 1.6%
Skanska AB Class B	12,856	297,800
Svenska Handelsbanken AB Class A	51,214	503,686
TOTAL SWEDEN		801,486
SWITZERLAND – 2.5%
Alcon, Inc. (b)	704	41,617
Nestle S.A.	4,416	487,722
Novartis AG	3,536	334,694
Roche Holding AG	1,037	349,148
TOTAL SWITZERLAND		1,213,181
UNITED KINGDOM – 20.8%
AstraZeneca PLC	2,196	215,282
Aviva PLC	98,971	520,674
BP PLC	135,535	817,374

	Shares	Value

Centrica PLC	796,439	$ 892,260
GlaxoSmithKline PLC	8,452	199,110
HSBC Holdings PLC	120,647	879,097
Imperial Brands PLC	3,910	100,723
Persimmon PLC	28,578	1,152,118
Reckitt Benckiser Group PLC	2,056	170,526
Rio Tinto PLC	969	52,257
Royal Dutch Shell PLC Class B	42,145	1,113,049
Royal Mail PLC	62,488	163,546
SSE PLC	93,905	1,870,563
Standard Life Aberdeen PLC	150,486	599,131
Unilever PLC	3,146	188,335
Vodafone Group PLC	597,940	1,178,842
TOTAL UNITED KINGDOM		10,112,887
TOTAL COMMON STOCKS (Cost $48,358,834)		48,210,738
Money Market Fund – 0.4%

Fidelity Cash Central Fund, 1.58% (c) (Cost $175,259)	175,224	175,259
TOTAL INVESTMENT IN SECURITIES – 99.7% (Cost $48,534,093)		48,385,997
NET OTHER ASSETS (LIABILITIES) (d) – 0.3%		143,124
NET ASSETS – 100.0%		$ 48,529,121

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $414,120 or 0.9% of net assets.

(b)	Non-income producing.
(c)

Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Includes $13,500 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	3	March 2020	$296,475	$(9,370)	$(9,370)

Schedule of Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$502

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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